Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	May 01, 2020
AZL MVP Moderate Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL® MVP MODERATE INDEX STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a fund of funds that, under normal market conditions, seeks to achieve its investment objective by investing primarily in a combination of five underlying index funds:

FUND	TARGET ALLOCATION
AZL Enhanced Bond Index Fund	38%
AZL S&P 500 Index Fund	28.5%
AZL International Index Fund	15%
AZL Mid Cap Index Fund	9%
AZL Small Cap Stock Index Fund	4.5%
In addition, under normal market conditions, the Fund will allocate approximately 5% of its assets to the MVP risk management process, described below.

The AZL Enhanced Bond Index Fund is a bond index fund, subadvised by BlackRock Financial Management, LLC; the other four underlying funds are equity index funds, subadvised by BlackRock Investment Management, LLC. Therefore, under normal market conditions, the Fund will allocate approximately 60% of its assets in the underlying equity index funds and approximately 40% of its assets in the underlying bond index fund. These target allocations represent the Fund's long-term strategic asset allocation, which is not expected to change under normal market conditions.

The investment results of the underlying funds will vary. As a result, the Manager monitors the actual allocations to the underlying funds daily and periodically adjusts the actual allocations to attempt to achieve the target allocation. Generally, the Manager will seek to maintain the actual fund allocations to target using the cash flows that result from shareholders buying or selling shares in the Fund. However, if cash flows were insufficient to maintain the target allocations, the Manager would then buy or sell underlying funds as necessary to attempt to return the Fund's actual asset allocations to the targets. Generally, the actual allocations will not be more than 10% above or below the targets.

The AZL Enhanced Bond Index Fund under normal circumstances invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg Barclays U.S. Aggregate Bond Index (the "Index"). Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index.

The AZL S&P 500 Index Fund under normal circumstances invests at least 80% of the value of its net assets in the securities of or in a statistically selected sampling of the securities of companies included in the S&P 500 Index or in derivative instruments linked to that Index.

The AZL Mid Cap Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

The AZL Small Cap Stock Index Fund under normal market conditions invests at least 80% of its assets, plus any borrowings for investment purposes, in investments of small-capitalization companies, which for this purpose are companies with market capitalizations (the total market value of a company's outstanding stock) at the time of purchase included in the S&P SmallCap 600 Index.

The AZL International Index Fund under normal circumstances invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily futures contracts.

Under normal market conditions, the Fund will allocate approximately 95% of its assets to the underlying funds described above, and approximately 5% of the Fund’s assets may be invested in equity and/or fixed income futures, such as S&P 500 Index futures and U.S. Treasury futures, which generally are liquid. The futures strategy, called the MVP risk management process, seeks to reduce the volatility of the Fund. Volatility refers to the amount by which the price of an investment can change over a period of time. High volatility indicates that the price has changed significantly, up or down, over a short time period; lower volatility indicates that the price is not changing dramatically, but at a steady pace over a period of time. Generally, higher volatility is considered to be more risky.

		The goal of the MVP process is to achieve Fund volatility at or below 12% on an annualized basis over a full business cycle by either increasing or decreasing the exposure to equities over time. The Fund seeks to accomplish this primarily by selling equity index futures when markets experience heightened volatility, and by buying equity index futures when markets experience normal or lower levels of volatility. Futures provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the underlying funds. As a result, the MVP process could cause the equity exposure of the Fund to fluctuate significantly but it will generally not be lower than 10%. The MVP process would generally not reduce equity exposure during periods of moderate and low market volatility but during periods of extreme market volatility the MVP process could result in Fund equity exposure that is significantly lower than 10%.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

The following is a summary of the principal risks to which the Fund’s portfolio as a whole is subject. If changes occur in a Fund’s portfolio holdings, the extent to which the portfolio is subject to each of these risks may also change.
  Allocation Risk – The risk associated with the Manager’s decisions regarding how the Fund’s assets should be allocated among the various underlying funds and to futures, which could cause the Fund to underperform other funds with similar investment objectives. There can be no guarantee that investment decisions made by the Manager will produce the desired results. Further, because the Manager has limited discretion to change the underlying fund allocations or futures allocations under normal market conditions, the Fund might underperform comparable funds of funds for which the fund’s manager has such discretion to adjust allocations.
  Futures Risk – Because the Fund may utilize futures pursuant to its MVP risk management process, the Fund also is subject to derivatives risk, including risks related to futures. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of futures may also be related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, futures on highly volatile indices, securities, currency, or other assets may be more expensive than futures on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. Further, in some market conditions the Fund may either underperform or outperform as a direct result of the MVP process.  The Fund may, for example, outperform in downward trending markets when volatility is high (and the equity allocation low) and underperform in upward trending markets when volatility is high (and the equity allocation low).
  Quantitative Investing Risk – The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model. The MVP risk management process uses quantitative analysis.
  Fund of Funds Risk – The Fund, as a shareholder of the underlying funds, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying funds. Further due to the fees and expenses paid by the Fund, as well as small variations in the Fund’s actual allocations to the underlying funds and any futures and cash held in the Fund’s portfolio, the performance and income distributions of the Fund will not be the same as the performance and income distributions of the underlying funds allocated according to the target allocations described here.
In addition, the Fund bears the investment risks of the investments of the underlying funds. The principal risks of the underlying funds are:
  Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Index Fund Risk – The underlying funds generally do not attempt to manage market volatility or reduce the effects of poor performance. In addition, factors such as fund expenses, selection of a representative portfolio, changes in the composition of the index, or the timing of purchases or redemptions of fund shares may affect the correlation between the performance of the index and the fund’s performance.
  Capitalization Risk – Investing in small- to mid-sized companies creates risk because smaller companies may have unpredictable or limited earnings, and their securities may be less liquid or experience more volatile prices than those of large companies.
  Foreign Risk – Investing in the securities of non-U.S. issuers involves a number of risks, such as fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.
  Risks of Investing in Japan – Japan may be subject to political, economic, nuclear, and labor risks, among others. Any of these risks, individually or in the aggregate, can impact an investment made in Japan. The growth of Japan’s economy has recently lagged that of its Asian neighbors and other major developed economies. Since 2000, Japan’s economic growth rate has generally remained low relative to other advanced economies, and it may remain low in the future. The Japanese economy faces several concerns, any of which could negatively affect the value of Japanese investments.
  Depositary Receipt Risk – Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities.
  Currency Risk – Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the fund. In the case of hedging positions, the U.S. dollar may decline in value relative to the currency that has been hedged.
  Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates.
  Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on a fund’s earnings.
  Income Risk – Falling interest rates may cause a fund’s income to decline.
  Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. A fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
  Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
  Derivatives Risk – Certain underlying funds may invest in derivative instruments, which involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments.
  Leveraging Risk – Certain underlying funds may engage in certain kinds of transactions, including the use of derivatives, that may give rise to a form of leverage. The use of leverage may require a fund to liquidate a portfolio position at a disadvantageous time or may exaggerate the effect of any increase or decrease in the value of the fund’s portfolio securities.
  Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the fund’s returns.
  Mortgage-Related and Other Asset-Backed Risk – Investing in mortgage-related or other asset-backed securities involves a variety of risks associated with the credit markets, such as rising or falling interest rates, increases in the rate of defaults or prepayments, and the quality of the pool of mortgages (subprime risk) or other assets that back the security.
  Portfolio Turnover – Certain underlying funds may trade portfolio securities frequently, which could result in higher transaction costs and could adversely affect the fund’s performance.
  Private Placed Securities Risk – Certain underlying funds may invest in privately placed securities, which are subject to resale restrictions.
  Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, a fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the fund may lose money.
  Sovereign Debt Risk – Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
  Treasury Obligations Risk – Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.
  U.S. Government Obligations Risk – Certain securities in which an underlying fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  Focused Investments Risk – Certain underlying funds may invest in a relatively small number of issuers, industries, or regions which involves added risk. Changes in the value of a single security or a single economic, political, or regulatory event may have a large impact on the value of the fund’s portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index. The Fund’s performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.

Both the bar chart and the table assume reinvestment of dividends and distributions.

		The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years and since its inception compare with those of a broad-based measure of market performance, the S&P 500 Index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund’s performance also is compared to the Bloomberg Barclays U.S. Aggregate Bond Index, which shows how the Fund’s performance compares with the returns of a broad index of investment-grade fixed-rate debt issues, and to a Moderate Composite Index, which shows how the Fund’s performance compares with a composite index composed of the S&P 500 Index (60%) and the Bloomberg Barclays U.S. Aggregate Bond Index (40%) in proportions similar to the equity to fixed income allocation of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart and Table Calendar Year Total Return Annual Return %
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q1, 2013)	9.29%
Lowest (Q4, 2018)	-8.32%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes.
AZL MVP Moderate Index Strategy Fund | AZL MVP Moderate Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	224
5 Years	rr_ExpenseExampleNoRedemptionYear05	390
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 871
2013	rr_AnnualReturn2013	23.88%
2014	rr_AnnualReturn2014	8.42%
2015	rr_AnnualReturn2015	(3.21%)
2016	rr_AnnualReturn2016	5.43%
2017	rr_AnnualReturn2017	13.21%
2018	rr_AnnualReturn2018	(5.26%)
2019	rr_AnnualReturn2019	18.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.32%)
One Year Ended December 31, 2019	rr_AverageAnnualReturnYear01	18.64%
Five Years Ended December 31, 2019	rr_AverageAnnualReturnYear05	5.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2012
AZL MVP Moderate Index Strategy Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2019	rr_AverageAnnualReturnYear01	31.49%	[2]
Five Years Ended December 31, 2019	rr_AverageAnnualReturnYear05	11.70%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	14.55%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2012	[2]
AZL MVP Moderate Index Strategy Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2019	rr_AverageAnnualReturnYear01	8.72%	[2]
Five Years Ended December 31, 2019	rr_AverageAnnualReturnYear05	3.05%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2012	[2]
AZL MVP Moderate Index Strategy Fund | Moderate Composite Index
Risk/Return:	rr_RiskReturnAbstract
One Year Ended December 31, 2019	rr_AverageAnnualReturnYear01	22.11%	[2]
Five Years Ended December 31, 2019	rr_AverageAnnualReturnYear05	8.35%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.94%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 10, 2012	[2]

[1]	Because Acquired Fund Fees and Expenses are not included in the Fund’s Financial Highlights, the Fund’s total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.
[2]	Reflects no deduction for fees, expenses, or taxes.